OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

		As of December 31,
	Note	2013	2014

Receivable related to the disposition of equity method investment in Nuomi	(8)	$-	$18,460
Employee housing loan	(i)	3,797	1,734
Rental deposit		1,896	1,259
Restricted cash, non-current		322	314
Long-term deferred expense		49	-
Suppliers deposit		720	77
Total		$6,784	$21,844

(i)	The balance represents the interest-bearing long-term loans to employees provided by the Company during the period from late 2011 to early 2013. Such program was suspended in 2013.